Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2014
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Fuwei Films (Holdings) Co., Ltd (Parent Company)
(27) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2014, an aggregate amount of RMB37,441 (US$6,034) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2014, the amount of restricted assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 51.9% of the Company’s consolidated total assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2014 and 2013

	2014		2013
	RMB	US$	RMB

Cash and cash equivalents	106	17	67
Other current assets	263,817	42,520	262,449
Investments in subsidiaries	369	59	367

Total assets	264,292	42,596	262,882

Current liabilities	54,906	8,849	52,325
Total shareholders’ equity	209,386	33,747	210,558

Total liabilities and shareholders’ equity	264,292	42,596	262,882

Condensed unaudited Statements of Operations (For the years ended December 31, 2014, 2013 and 2012)

	2014		2013	2012
	RMB	US$	RMB	RMB

Interest income (expenses)	(11)	(2)	(9)	(13)
General and administrative expenses	(2,257)	(364)	(2,135)	(2,468)
Other income	-	-	-	-
Loss before equity in undistributed earnings of subsidiaries	(2,268)	(366)	(2,144)	(2,482)
Equity in earnings of subsidiaries	(69,076)	(11,133)	(56,808)	(51,956)

Net income	(71,344)	(11,499)	(58,952)	(54,437)

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2014, 2013 and 2012)

	2014		2013	2012
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(71,344)	(11,499)	(58,952)	(54,437)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	69,076	11,133	56,808	51,956
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	-	-	(124)	61

Net cash provided by operating activities	(2,268)	(366)	(2,268)	(2,420)

Cash flow from financing activities

Payments to related parties	2,310	372	2,272	2,365
Proceeds from related parties	(3)	-	-	-

Effect of exchange	-	-	(2)	(1)

Net cash provided by (used in) financing activities	2,307	372	2,270	2,364

Net increase (decrease) in cash	39	6	2	(56)
Cash:
At beginning of year	67	11	65	121
At end of year	106	17	67	65